Prepayments And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Prepayments And Other Current Assets

	As of	As of
	December 31, 2021	December 31, 2020
	Million	Million
Prepaid VAT and input VAT to be deducted, etc.	18,523	17,173
Prepayments (Note)	9,326	8,385
Others	442	155

	28,291	25,713

Note:	Prepayments mainly include terminal prepayments, power and utilities prepayments, maintenance prepayments, etc.